Shareholder Report, Line Graph (Details) - USD ($)	Apr. 05, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
C000233024
Account Value [Line Items]
Line Graph and Table Measure Name	INQQ The India Internet ETF (NAV)
Account Value	$ 10,000	$ 9,967	$ 7,750	$ 7,830
INQQ The India Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name	INQQ The India Internet Index
Account Value	$ 10,000	10,828	7,936	7,859
MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 10,000	$ 13,629	$ 9,715	$ 9,542